Organization and business operations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 state segment	Dec. 31, 2020 segment state
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of states operated in | state	39	39
Number of reportable segments | segment	2	2